Regulatory Matters - Risk-Based Capital Ratios (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2016	Jan. 01, 2016
Banking And Thrift [Abstract]
Percentage of conservation buffer		0.625%
Conservation buffer effective date	Jan. 01, 2016